SCHEDULE OF INTEREST BEARING BANK BORROWINGS (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 9,023,311	$ 13,838,403	$ 3,735,873
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	3,374,713	7,978,822	642,015
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	$ 5,648,598	$ 5,859,581	$ 3,093,858